NEWPORT TIGER CUB fund

                Supplement to Prospectus dated November 30, 1998

Effective August 4, 1999, Newport Tiger Cub Fund will be closed to new investors and subsequent investments including exchange purchases, additional purchases by existing shareholders and reinvestment of distributions.

Distributions that are currently being reinvested into additional shares of the Fund will be distributed in cash and the check will be mailed to the shareholders address of record.

                                         May 18, 1999

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                             NEWPORT TIGER CUB fund

                                 Class Z Shares

                Supplement to Prospectus dated November 30, 1998

Effective August 4, 1999, Newport Tiger Cub Fund will be closed to new investors and subsequent investments including exchange purchases, additional purchases by existing shareholders and reinvestment of distributions.

Distributions that are currently being reinvested into additional shares of the Fund will be distributed in cash and the check will be mailed to the shareholders address of record.

                                          May 18, 1999